Net Loss Per Common Share - Stock Options (Details) - shares	3 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	9,426,565	9,410,249	8,313,917	8,329,832
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	9,426,565	9,092,367	7,996,056	8,147,544
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share		317,882	317,861	182,288